UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-2657

Waddell & Reed Advisors Municipal Bond Fund, Inc.
------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
------------------------------------------------------------------------------
(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Municipal Bond Fund
December 31, 2007
MUNICIPAL BONDS	Principal Amount in Thousands	Value

Arizona – 3.11%
Arizona Health Facilities Authority, Hospital Revenue Bonds:
John C. Lincoln Health Network, Series 2000,
6.875%, 12–1–20	$2,500	$2,802,425
Phoenix Children's Hospital, Series 2007C,
4.42%, 2–1–42 (A)	2,375	2,292,801
Arizona Educational Loan Marketing Corporation (A Nonprofit Corporation Organized Pursuant to the Laws of the State of Arizona), 2001 Educational Loan Revenue Bonds, 2001 Senior Series 2001A–2 Bonds,
4.95%, 3–1–09	5,000	5,083,650
City of Phoenix Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series 2002B (AMT),
5.75%, 7–1–14	2,000	2,152,800
Arizona Tourism and Sports Authority, Tax Revenue Bonds (Multipurpose Stadium Facility Project), Series 2003A,
5.375%, 7–1–19	1,120	1,235,270
Certificates of Participation, Series 2002A, Evidencing
      Proportionate Interests of the Owners Thereof in Lease
      Payments to be Made By the State of Arizona (Acting by and
      Through the Director of the Department of Administration),
      as Lessee for Certain Real and Personal Property,

5.5%, 5–1–13	1,000	1,081,240
Certificates of Participation (Arizona State University Projects),
      Series 2002, Evidencing the Proportionate Interests of the
      Owners Thereof in Lease Payments to be Made Pursuant to a
      Lease–Purchase Agreement by the Arizona Board of Regents,
      as Lessee for the Benefit of Arizona State University,

5.375%, 7–1–13	1,000	1,081,190
		15,729,376
Arkansas – 0.16%
Arkansas Development Finance Authority, Single Family Mortgage Revenue Bonds (Mortgage–Backed Securities Program), 2003 Series D (AMT),
5.3%, 7–1–24	790	801,992

California – 16.35%
State of California:
Various Purpose General Obligation Bonds:
5.0%, 2–1–22	7,000	7,210,280
5.25%, 2–1–19	5,000	5,348,050
5.5%, 4–1–28	2,535	2,842,572
5.25%, 2–1–14	2,000	2,170,540
5.25%, 2–1–19	2,000	2,139,220
5.25%, 11–1–21	1,000	1,062,190
5.5%, 4–1–28	325	364,432
5.5%, 4–1–28	135	151,380
5.5%, 4–1–28	5	5,376
General Obligation Bonds,
6.0%, 2–1–15	3,000	3,413,970
Department of Water Resources, Central Valley Project, Water System Revenue Bonds, Series X,
5.5%, 12–1–16	1,000	1,137,950
The Regents of the University of California:
General Revenue Bonds, 2003 Series A,
5.125%, 5–15–19	5,000	5,351,100
Hospital Revenue Bonds (UCLA Medical Center), Series 2004 B:
5.5%, 5–15–20	2,555	2,873,608
5.5%, 5–15–20	1,500	1,639,335
Golden State Tobacco Securitization Corporation: Tobacco Settlement Asset–Backed Bonds, Series 2003A–1 (Fixed Rate),
6.75%, 6–1–39	4,800	5,549,616
Enhanced Tobacco Settlement Asset–Backed Bonds, Series 2003B,
5.375%, 6–1–28	2,000	2,101,420
The Metropolitan Water District of Southern California, Water Revenue Bonds, 2003 Authorization, Series B–2,
5.0%, 10–1–27	5,000	5,170,950
Foothill/Eastern Transportation Corridor Agency, Toll Road Refunding Revenue Bonds, Series 1999, Capital Appreciation Bonds,
0.0%, 1–15–17	7,500	4,801,725
Riverside Community College District, Riverside County, California, Election of 2004, General Obligation Bonds, Series 2004A:
5.5%, 8–1–29	3,755	4,237,217
5.5%, 8–1–29	45	49,358
Southern California Public Power Authority, Multiple Project Revenue Bonds, 1989 Series,
6.75%, 7–1–12	3,455	3,910,300
Moreno Valley Unified School District, General Obligation Bonds, 2004 Election, Series A (Riverside County, California),
5.25%, 8–1–22	3,500	3,898,160
California Statewide Communities Development Authority, Hospital Revenue Certificates of Participation, Cedars–Sinai Medical Center, Series 1992,
6.5%, 8–1–12	3,415	3,586,262
Long Beach Bond Finance Authority, Tax Allocation Revenue Bonds (Downtown, North Long Beach, Poly High and West Beach Redevelopment Project Areas), 2002 Series A:
5.375%, 8–1–15	1,585	1,733,419
5.375%, 8–1–15	920	996,360
County of Sacramento, Airport System Revenue Bonds, Series 2002A (Non–AMT),
5.25%, 7–1–16	2,080	2,237,248
Fremont Unified School District, Alameda County, California, Election of 2002 General Obligation Bonds, Series A,
5.375%, 8–1–18	2,035	2,208,728
Foothill – De Anza Community College District, Santa Clara County, California, Election of 1999 General Obligation Bonds, Series B,
5.25%, 8–1–19	2,000	2,204,560
Department of Water and Power of the City of Los Angeles, Power System Revenue Bonds, 2003 Series B,
5.125%, 7–1–19	2,000	2,138,400
City of Oceanside, 2003 Certificates of Participation (1993 Series A Refunding), City of Oceanside, Pursuant to a Lease with the Oceanside Public Financing Authority,
5.0%, 4–1–10	1,140	1,186,250
San Mateo Union High School District (San Mateo County, California), Election of 2000 General Obligation Bonds, Series B Capital Appreciation Bonds,
0.0%, 9–1–11	1,000	874,800
California Rural Home Mortgage Finance Authority, Single Family Mortgage Revenue Bonds (Mortgage–Backed Securities Program), 1998 Series B, Class 5,
6.35%, 12–1–29	50	50,426
Delta Counties Home Mortgage Finance Authority (California), Single Family Mortgage Revenue Bonds (Mortgage–Backed Securities Program), 1998 Series A,
5.2%, 12–1–14	35	35,141
		82,680,343
Colorado – 0.91%
Colorado Department of Transportation, Transportation Revenue Anticipation Notes, Series 2002,
5.25%, 6–15–10	2,000	2,098,140
City of Lafayette, Colorado, Acting by and through its Water Fund Enterprise, Water Revenue Bonds, Series 2003A,
5.25%, 12–1–20	1,010	1,080,750
Highlands Ranch Metropolitan District No. 3, Douglas County, Colorado, General Obligation Bonds, Series 1999,
5.3%, 12–1–19	1,000	1,039,300
Colorado Housing and Finance Authority, Single Family Program Senior and Subordinate Bonds, 2001 Series A–2 Senior Bonds,
6.5%, 8–1–31	370	385,662
		4,603,852
Connecticut – 0.99%
Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds (Wheelabrator Lisbon Project), Series 1993A,
5.5%, 1–1–14	5,000	5,004,700

District of Columbia – 0.41%
Metropolitan Washington Airports Authority, Airport System Revenue Bonds, Series 2002A (AMT),
5.5%, 10–1–10	2,000	2,095,040

Florida – 4.02%
City of Coral Gables (Florida), Health Facilities Authority, Hospital Revenue Bonds (Baptist Health South Florida Obligated Group), Series 2004,
5.25%, 8–15–24	5,000	5,537,350
The City of Miami, Florida:
Special Obligation Non–Ad Valorem Revenue Refunding Bonds, Series 2002A,
5.5%, 9–1–13	2,460	2,653,208
Limited Ad Valorem Tax Bonds, Series 2002 (Homeland Defense/Neighborhood Capital Improvement Projects),
0.0%, 1–1–10	1,600	1,496,096
Broward County, Florida, Passenger Facility Charge/Airport System Revenue Convertible Lien Bonds, Airport System Revenue Bonds, Series 2001J–1 (AMT),
5.75%, 10–1–18	2,870	3,046,907
Miami–Dade County, Florida, Aviation Revenue Bonds, Series 2002, Miami International Airport (Hub of the Americas),
5.75%, 10–1–16	2,000	2,141,640
Greater Orlando Aviation Authority, Airport Facilities Revenue Bonds, Series 2002B (AMT),
5.5%, 10–1–17	2,000	2,130,060
Hillsborough County Aviation Authority, Florida, Tampa International Airport, Revenue Bonds, 2003 Series B,
5.0%, 10–1–20	2,000	2,052,000
The School Board of Palm Beach County, Florida, Certificates of Participation, Series 2002A,
5.375%, 8–1–13	1,000	1,091,550
Housing Finance Authority of Lee County, Florida, Single Family Mortgage Revenue Bonds, Series 1999A, Subseries 2,
5.0%, 9–1–30 (B)	190	192,806
		20,341,617
Georgia – 3.00%
Municipal Electric Authority of Georgia, Project One Special Obligation Bonds, Fifth Crossover Series:
6.4%, 1–1–13	6,925	7,644,438
6.4%, 1–1–13	860	944,590
6.4%, 1–1–13	75	81,885
Hospital Authority of Cobb County (Georgia), Revenue Anticipation Refunding and Improvement Certificates, Series 2003,
5.25%, 4–1–20	4,000	4,321,280
State of Georgia, General Obligation Bonds, Series1998B,
5.5%, 7–1–12	2,000	2,189,280
		15,181,473
Guam – 0.69%
Guam International Airport Authority, General Revenue Bonds, 2003 Series C (AMT),
5.375%, 10–1–20	3,305	3,483,834

Hawaii – 2.08%
State of Hawaii, Airports System Revenue Bonds, Refunding Series 2001 (AMT):
5.75%, 7–1–15 (C)	5,000	5,259,200
5.75%, 7–1–16 (C)	5,000	5,242,650
		10,501,850
Illinois – 1.36%
City of Chicago, Collateralized Single Family Mortgage Revenue Bonds, Series 2002C,
5.6%, 10–1–34	1,630	1,659,845
School District Number 116, Champaign County, Illinois (Urbana), General Obligation School Building Bonds, Series 1999C,
0.0%, 1–1–12	1,695	1,421,681
City of Belleville, Illinois, Tax Increment Refunding Revenue Bonds (Frank Scott Parkway Redevelopment Project), Series 2007A,
5.7%, 5–1–36	1,500	1,406,025
Village of Maywood, General Obligation Corporate Purpose Bonds, Series 2001C (Tax–Exempt),
5.5%, 1–1–21	1,300	1,383,512
Bloomington–Normal Airport Authority of McLean County, Illinois, Central Illinois Regional Airport, Passenger Facility Charge Revenue Bonds, Series 2001,
6.35%, 12–15–24	1,000	1,026,190
		6,897,253
Indiana – 3.77%
Indiana State Office Building Commission, Capitol Complex Revenue Bonds: Series 1990B (State Office Building I Facility),
7.4%, 7–1–15	8,000	9,689,520
Series 1990A (Senate Avenue Parking Facility),
7.4%, 7–1–15	4,775	5,783,098
City of Rockport, Indiana, Pollution Control Revenue Refunding Bonds (AEP Generating Company Project), Series 1995 B,
4.15%, 7–1–25	3,500	3,593,870
		19,066,488
Iowa – 0.43%
Iowa Finance Authority, Iowa State Revolving Fund, Revenue Bonds, Series 2001,
5.5%, 8–1–16	2,000	2,165,060

Kansas – 1.58%
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage–Backed Securities Program):
2003 Series A–2,
5.65%, 6–1–35	1,830	1,869,363
2002 Series A–5,
5.55%, 12–1–33	1,500	1,552,980
2002 Series B–4,
5.9%, 12–1–34	1,380	1,464,677
2004 Series A–4,
5.625%, 6–1–36	855	892,192
2001 Series A–1 (AMT),
6.3%, 12–1–32	420	426,615
City of Olathe, Kansas, Special Obligation Tax Increment Revenue Bonds (West Village Center Project), Series 2007,
5.45%, 9–1–22	1,000	945,850
Unified Government of Wyandotte County/Kansas City, Kansas, Transportation Development District Sales Tax Revenue Bonds (NFM–Cabela's Project), Series2006,
5.0%, 12–1–27	940	857,007
		8,008,684
Kentucky – 0.42%
Kenton County (Kentucky) Airport Board, Cincinnati/Northern Kentucky International Airport, Revenue Refunding Bonds, Series 2002A,
5.625%, 3–1–14	2,000	2,109,920

Louisiana – 1.56%
State of Louisiana, Gasoline and Fuels Tax Revenue Bonds, 2005 Series A,
5.0%, 5–1–26	4,800	4,981,440
Louisiana Local Government Environmental Facilities and Community Development Authority, Mortgage Revenue Bonds, Series 2004A (GNMA Collateralized – Cypress Apartments Project),
5.5%, 4–20–38	2,750	2,896,602
		7,878,042
Maryland – 0.40%
Maryland Transportation Authority, Airport Parking Revenue Bonds, Series 2002B, Baltimore/Washington International Airport Projects (Qualified Airport Bonds – AMT),
5.375%, 3–1–15	1,905	2,017,471

Massachusetts – 1.58%
The Commonwealth of Massachusetts, General Obligation Bonds:
Consolidated Loan of 2003, Series D,
5.25%, 10–1–21	2,500	2,735,175
Consolidated Loan of 2002, Series C,
5.5%, 11–1–10	2,000	2,127,660
Massachusetts Bay Transportation Authority, Assessment Bonds, 2004 Series A,
5.25%, 7–1–20	2,800	3,101,196
		7,964,031
Michigan – 1.06%
City of Detroit, Michigan, General Obligation Bonds (Unlimited Tax), Series 2004–A(1),
5.25%, 4–1–23	3,220	3,391,079
Board of Regents of Eastern Michigan University, General Revenue Refunding Bonds, Series 2002A,
5.8%, 6–1–13	1,530	1,705,965
Garden City Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Garden City Hospital Obligated Group), Series 1998A:
5.625%, 9–1–10	135	135,500
5.625%, 9–1–10	110	112,965
		5,345,509
Minnesota – 3.26%
Minneapolis–St. Paul Metropolitan Airports Commission, Airport Revenue Bonds, Series 2001B (AMT):
5.75%, 1–1–15	5,000	5,253,050
5.75%, 1–1–13	2,345	2,473,154
City of Rochester, Minnesota, Health Care Facilities Revenue Bonds (Mayo Foundation/Mayo Medical Center), Series 1992D,
6.15%, 11–15–09 (A)	4,500	4,745,655
City of Minneapolis, Minnesota, General Obligation Convention Center Bonds, Series 2002,
5.0%, 12–1–10	2,000	2,104,840
Housing and Redevelopment Authority of the City of Saint Paul, Minnesota, Health Care Facility Revenue Bonds, Series 2006 (Healthpartners Obligated Group Project),
5.25%, 5–15–36	2,000	1,911,880
		16,488,579
Mississippi – 0.84%
Mississippi Higher Education Assistance Corporation, Student Loan Revenue Bonds, Subordinate Series1996–C:
6.75%, 9–1–14	2,750	2,753,932
6.7%, 9–1–12	1,470	1,473,851
		4,227,783
Missouri – 5.27%
Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds (Homeownership Loan Program), 2005 Series D (AMT),
6.0%, 3–1–36	4,845	5,131,727
The Industrial Development Authority of the City of Kansas City, Missouri, Revenue Bonds, Series 2004 (Plaza Library Project):
5.9%, 3–1–24	2,300	2,284,406
5.375%, 3–1–10	1,420	1,438,772
Health and Educational Facilities Authority of the State of Missouri, Health Facilities Revenue Bonds, Barnes–Jewish, Inc./ Christian Health Services, Series 1993A,
6.0%, 5–15–11	3,000	3,209,340
Northwest Missouri State University, Housing System Revenue Bonds, Series 2003,
5.5%, 6–1–19	2,650	2,873,660
City of Belton, Missouri, Tax Increment Revenue Bonds (Belton Town Centre Project), Series 2004,
6.25%, 3–1–24	2,265	2,224,162
Jackson County, Missouri, Tax Exempt Special Obligation Refunding & Improvement Bonds (Truman Medical Center Project), Series 2001A,
5.5%, 12–1–12	2,000	2,180,780
The Board of Education of the City of St. Louis, General Obligation Refunding Bonds (Missouri Direct Deposit Program), Capital Appreciation Bonds, Series 2002B,
0.0%, 4–1–10	2,000	1,854,000
State Environmental Improvement and Energy Resources Authority (State of Missouri), Water Pollution Control Revenue Refunding Bonds (State Revolving Fund Program – Master Trust), Series 2001B,
5.5%, 7–1–10	1,500	1,578,630
Grindstone Plaza Transportation Development District (Columbia, Missouri), Transportation Sales Tax Revenue Bonds, Series 2006A:
5.55%, 10–1–36	1,000	885,230
5.5%, 10–1–31	705	629,572
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Independence, Missouri, Eastland Center Project, Phase II, Series 2002B,
6.0%, 4–1–21	1,250	1,295,150
The City of St. Louis, Missouri, Airport Revenue Refunding Bonds, Series 2003A (Lambert–St. Louis International Airport),
5.25%, 7–1–18	1,000	1,061,080
		26,646,509
Nevada – 0.33%
Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds, Series 1999,
6.0%, 7–1–14	1,385	1,458,627
Nevada Housing Division, Single Family Mortgage Bonds, 1998 Series A–1 Mezzanine Bonds,
5.35%, 4–1–16	195	197,933
		1,656,560
New Hampshire – 1.10%
New Hampshire Health and Education Facilities Authority:
Hospital Revenue Bonds, Catholic Medical Center Issue, Series 2002A:
6.125%, 7–1–32	1,755	1,974,761
6.125%, 7–1–32	245	250,449
Revenue Bonds, Southern New Hampshire University Issue, Series 2003,
5.375%, 1–1–34	1,500	1,428,465
New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Revenue Bonds, 2006 Series A (AMT),
5.65%, 1–1–36	1,830	1,921,152
		5,574,827
New Jersey – 3.02%
New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2000 A:
6.0%, 1–1–13	3,205	3,598,670
6.0%, 1–1–13	960	1,072,301
New Jersey Economic Development Authority, School Facilities Construction Bonds, 2004 Series I,
5.25%, 9–1–24	2,250	2,494,643
County of Hudson, New Jersey, Refunding Certificates of Participation, Series 2002,
6.0%, 12–1–10	2,110	2,267,279
New Jersey Transit Corporation payable solely from certain Federal Transit Administration Grants, Certificates of Participation, Series 2002A,
5.5%, 9–15–13	2,000	2,204,880
The City of Newark in the County of Essex, New Jersey, General Obligation School Purpose Refunding Bonds, Series 2002,
5.375%, 12–15–13	2,000	2,168,000
Casino Reinvestment Development Authority, Hotel Room Fee Revenue Bonds, Series 2004,
5.25%, 1–1–23	1,350	1,459,580
		15,265,353
New Mexico – 1.85%
City of Albuquerque, New Mexico, Airport Refunding Revenue Bonds, Series 2001 (AMT),
5.375%, 7–1–15	3,365	3,521,069
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Class I Bonds, 2006 Series D ( AMT),
6.0%, 1–1–37	2,375	2,540,134
New Mexico Educational Assistance Foundation, Student Loan Program Bonds, Second Subordinate 1996 Series A–3,
6.75%, 11–1–08	2,175	2,198,686
San Juan County, New Mexico, Gross Receipts Tax Revenue Bonds, Subordinate Series 2001B,
5.75%, 9–15–21	1,000	1,098,560
		9,358,449
New York – 12.21%
The City of New York, General Obligation Bonds:
Fiscal 2004 Series D,
5.25%, 10–15–21	6,110	6,461,508
Fiscal 2003 Series J:
5.5%, 6–1–19	3,990	4,308,522
5.5%, 6–1–19	1,010	1,120,262
Fiscal 2005 Series B,
5.25%, 8–1–12	5,000	5,364,600
Fiscal 2003 Series A Current Interest Bonds,
5.5%, 8–1–10	3,000	3,167,640
Fiscal 2004 Series D,
5.25%, 10–15–21	2,185	2,412,284
Fiscal 2003 Series A,
5.75%, 8–1–14	2,000	2,179,820
Fiscal 2002 Series C,
5.5%, 3–15–15	2,000	2,178,400
New York City Transitional Finance Authority, Future Tax Secured Refunding Bonds:
Fiscal 2003, Series A:
5.5%, 11–1–26 (B)	5,000	5,380,800
5.25%, 11–1–10	1,000	1,057,680
Fiscal 2003, Series D,
5.25%, 2–1–19	3,000	3,206,130
Dormitory Authority of the State of New York:
Third General Resolution Revenue Bonds (State University Educational Facilities Issue), Series 2002B,
5.25%, 11–15–23	2,350	2,516,967
City University System, Consolidated Fourth General Resolution Revenue Bonds, 2001 Series A,
5.5%, 7–1–17	2,000	2,155,620
State University Educational Facilities, Revenue Bonds, Series 1990B:
7.5%, 5–15–11	775	848,005
7.5%, 5–15–11	650	699,328
The Port Authority of New York and New Jersey, Consolidated Bonds, One Hundred Twenty–Seventh Series:
5.5%, 12–15–14	3,000	3,250,110
5.5%, 11–15–13	2,000	2,168,380
Suffolk County Industrial Development Agency (New York), Civic Facility Revenue Bonds:
Series 1999B (The Southampton Hospital Association Civic Facility),
7.625%, 1–1–30	2,290	2,385,997
Series 1999A (The Southampton Hospital Association Civic Facility),
7.25%, 1–1–20	1,000	1,029,370
Metropolitan Transportation Authority, State Service Contract Refunding Bonds, Series 2002A,
5.75%, 7–1–16	3,000	3,409,530
New York City Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Fiscal 2003, Series A,
5.375%, 6–15–14	2,000	2,157,440
Tobacco Settlement Financing Corporation (State of New York), Asset–Backed Revenue Bonds, Series 2003B–1C (State Congingency Contract Secured),
5.5%, 6–1–21	2,000	2,147,540
New York City, Health and Hospitals Corporation, Health System Bonds, 2002 Series,
5.5%, 2–15–13	1,000	1,081,550
New York State Thruway Authority, Highway and Bridge Trust Fund Refunding Bonds, Series 2002C,
5.25%, 4–1–10	1,000	1,045,060
		61,732,543
North Carolina – 1.41%
North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 2003 C,
5.5%, 1–1–14	3,000	3,214,530
North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue Bonds, Series 2003A,
5.25%, 1–1–19	2,500	2,654,075
County of Cumberland, North Carolina, Hospital Facility Revenue Bonds (Cumberland County Hospital System, Inc.), Series 1999,
5.25%, 10–1–11	1,200	1,254,516
		7,123,121
Ohio – 2.81%
Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds (Mortgage–Backed Securities Program), 2006 Series E (AMT),
5.375%, 3–1–37	4,000	4,245,680
Hamilton County, Ohio, Sewer System Improvement Revenue Bonds, 2005 Series B (The Metropolitan Sewer District of Greater Cincinnati),
5.0%, 12–1–30	3,850	4,007,965
County of Summit, Ohio, Various Purpose Bonds, Series 2002 (Limited Tax General Obligation),
5.75%, 12–1–14	1,710	1,916,226
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset–Backed Bonds, Series 2007A–2,
5.75%, 6–1–34	2,000	1,903,560
County of Cuyahoga, Ohio, Revenue Bonds, Series 2003A (Cleveland Clinic Health System Obligated Group),
6.0%, 1–1–21	1,000	1,086,440
County of Lorain, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Series 2001A (Catholic Healthcare Partners),
5.625%, 10–1–17	1,000	1,054,510
		14,214,381
Oklahoma – 1.17%
Trustees of the Tulsa Municipal Airport Trust, Revenue Bonds, Refunding Series 2001B,
5.65%, 12–1–35	3,300	3,271,158
Oklahoma City Airport Trust, Junior Lien Tax–Exempt Bonds, Twenty–Seventh Series B (AMT),
5.75%, 7–1–16	1,490	1,556,648
City of Oklahoma City, Oklahoma, General Obligation Refunding Bonds, Series 2002,
5.0%, 3–1–10	1,060	1,100,344
		5,928,150
Oregon – 0.75%
State of Oregon: Department of Administrative Services, Refunding Certificates of Participation, 2002 Series B,
5.25%, 5–1–12	3,000	3,226,320
Housing and Community Services Department, Mortgage Revenue Bonds (Single–Family Mortgage Program), 1996 Series D,
6.375%, 7–1–27	550	553,487
		3,779,807
Pennsylvania – 3.21%
Pennsylvania Higher Educational Facilities Authority (Commonwealth of Pennsylvania), Health Services Revenue Bonds (Allegheny Delaware Valley Obligated Group Project), Series A,
5.7%, 11–15–11	2,500	2,679,300
Schuylkill County Industrial Development Authority, Variable Rate Demand Revenue Bonds (Pine Grove Landfill, Inc. Project), 1995 Series,
5.1%, 10–1–19	2,400	2,426,880
Susquehanna Area Regional Airport Authority, Airport System Revenue Bonds, Series 2003A,
5.5%, 1–1–19	2,120	2,256,676
The Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, Series 2002,
5.5%, 7–1–14	2,000	2,177,680
Health Care Facilities Authority of Sayre (Pennsylvania), Fixed Rate Hospital Revenue Bonds (Latrobe Area Hospital), Series A of 2002,
5.25%, 7–1–10	1,385	1,456,549
County of Butler (Commonwealth of Pennsylvania), General Obligation Bonds, Series of 2002,
6.0%, 7–15–10	1,330	1,418,817
Falls Township Hospital Authority, Refunding Revenue Bonds, The Delaware Valley Medical Center Project (FHA Insured Mortgage), Series 1992,
7.0%, 8–1–22	1,370	1,374,302
Redevelopment Authority of the City of Philadelphia, Revenue Bonds (Beech, LLC Student Housing Complex at Temple University), Series 2003A,
5.5%, 7–1–35	1,500	1,374,135
The Harrisburg Authority (Dauphin County, Pennsylvania), School Revenue Bonds, Series A of 2002 (The School District of the City of Harrisburg Refunding Project),
5.0%, 4–1–10	1,010	1,049,865
		16,214,204
Puerto Rico – 4.22%
Commonwealth of Puerto Rico, Public Improvement Refunding Bonds (General Obligation Bonds):
Series 2003 C,
5.0%, 7–1–18	8,060	8,110,133
Series 2004 A,
5.25%, 7–1–21	5,740	5,832,931
Government Development Bank for Puerto Rico, Senior Notes, 2006 Series B,
5.0%, 12–1–08	7,300	7,383,074
		21,326,138
South Carolina – 0.31%
Anderson County Joint Municipal Water System, South Carolina, Waterworks System Revenue Bonds, Series 2002,
5.5%, 7–15–13	1,445	1,580,295

South Dakota – 0.46%
South Dakota Health and Educational Facilities Authority (Huron Regional Medical Center Issue), Revenue Bonds, Series 1994,
7.3%, 4–1–16	2,000	2,303,020

Tennessee – 1.11%
Volunteer State Student Funding Corporation, Educational Loan Revenue Bonds, Junior Subordinate Series 1993C Bonds,
5.85%, 12–1–08	2,700	2,703,618
The Memphis and Shelby County Sports Authority, Inc., Revenue Bonds, 2002 Series A (Memphis Arena Project),
5.5%, 11–1–13	2,000	2,200,300
The Health, Educational and Housing Facilities Board of the County of Sullivan, Tennessee, Hospital Revenue Bonds (Wellmont Health System Project), Series 2006C,
5.25%, 9–1–26	700	682,878
		5,586,796
Texas – 4.93%
Lancaster Independent School District (Dallas County, Texas), Unlimited Tax School Building Bonds, Series 2004,
5.75%, 2–15–30	6,000	6,775,740
Cities of Dallas and Fort Worth, Texas, Dallas/Fort Worth International Airport:
Joint Revenue Bonds, Series 2003A,
5.5%, 11–1–19	5,000	5,211,750
Joint Revenue Improvement and Refunding Bonds, Series 2001A,
5.875%, 11–1–17	1,280	1,353,562
Harris County, Texas, Tax and Subordinate Lien, Revenue Refunding Bonds, Series 2004B,
5.0%, 8–15–32	2,500	2,673,800
Tarrant County Cultural Education Facilities Finance Corporation, Retirement Facility Revenue Bonds (Buckingham Senior Living Community, Inc. Project), Series 2007,
5.75%, 11–15–37	3,000	2,626,830
Goose Creek Consolidated Independent School District, Unlimited Tax Refunding and Schoolhouse Bonds, Series 2002:
5.75%, 2–15–17	1,070	1,165,733
5.75%, 2–15–17	980	1,073,992
City of Houston, Texas, Water and Sewer System, Junior Lien Revenue Forward Refunding Bonds, Series 2002B,
5.75%, 12–1–16	2,000	2,224,140
Harris County–Houston Sports Authority, Senior Lien Revenue Bonds, Series 2001G,
5.75%, 11–15–15	1,500	1,613,610
Dallas–Fort Worth International Airport Facility Improvement Corporation, American Airlines, Inc., Revenue Refunding Bonds, Series 2000A,
8.5%, 5–1–29	225	225,959
		24,945,116
Vermont – 0.37%
Vermont Housing Finance Agency, Single Family Housing Bonds, Series 27 (AMT),
5.5%, 11–1–37	1,800	1,890,810

Virginia – 1.33%
Industrial Development Authority of the City of Roanoke, Virginia, Hospital Revenue Bonds (Carilion Health System Obligated Group), Series 2002A:
5.75%, 7–1–14	2,225	2,424,649
5.5%, 7–1–17	2,000	2,143,440
Virginia Port Authority, Commonwealth Port Fund Revenue Bonds (2002 Resolution), Series 2002,
5.5%, 7–1–15	2,000	2,155,200
		6,723,289
Washington – 4.85%
Washington Public Power Supply System, Nuclear Project No. 1, Refunding Revenue Bonds, Series 1989B,
7.125%, 7–1–16	8,200	10,189,976
State of Washington, Various Purpose General Obligation Bonds, Series 1990A,
6.75%, 2–1–15 (C)	4,995	5,720,524
Energy Northwest, Project No. 1 Refunding Electric Revenue Bonds, Series 2002–A,
5.75%, 7–1–16	4,500	4,905,720
Spokane Public Facilities District, Regional Projects, Spokane Public Facilities District, Hotel/Motel Tax and Sales/Use Tax Bonds, Series 2003,
5.75%, 12–1–19	1,665	1,849,266
Port of Seattle, Revenue Bonds, Series 2001B (AMT),
5.625%, 4–1–16	1,000	1,050,920
Washington Health Care Facilities Authority, Revenue Bonds, Series 2007C (Virginia Mason Medical Center),
5.5%, 8–15–36	800	807,680
		24,524,086
West Virginia – 0.63%
State of West Virginia, Infrastructure General Obligation Bonds, 1999 Series A (Non–AMT),
0.0%, 11–1–13	4,000	3,197,760

Wyoming – 0.13%
Housing Authority of the City of Cheyenne, Housing Revenue Bonds (Foxcrest II Project), Series 2004,
5.75%, 6–1–34	675	676,033

TOTAL MUNICIPAL BONDS – 99.47%		$502,840,144

(Cost: $482,847,159)

SHORT–TERM SECURITIES

Commercial Paper– 0.28%
Forest and Paper Products
Sonoco Products Co.,
4.95%, 1–2–08	1,423	1,422,805

Municipal Obligations
Colorado – 0.15%
Colorado Educational and Cultural Facilities Authority, Variable Rate Demand Public Radio Revenue Bonds (Community Wireless of Park City, Inc. Project), Series 2003 (U.S. Bank National Association),
3.46%, 1–2–08 (A)	780	780,000

Texas – 0.10%
Bexar County Housing Finance Corporation, Multifamily Housing Revenue Bonds (Mitchell Village Apartments Project), Series 2000A–1 (Fannie Mae),
3.5%, 1–2–08 (A)	500	500,000

Total Municipal Obligations – 0.25%		1,280,000

TOTAL SHORT–TERM SECURITIES – 0.53%		$2,702,805

(Cost: $2,702,805)

TOTAL INVESTMENT SECURITIES – 100.00%		$505,542,949

(Cost: $485,549,964)

Notes to Schedule of Investments

(A)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2007.

(B) Step Bond. Interest rate disclosed is that which is in effect at December 31, 2007.

(C) Underlying security in inverse floating trust certificates.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Municipal Bond Fund, Inc.
(Registrant)

By /s/Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: February 28, 2008

By /s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: February 28, 2008